Note 7 - Stock-Based Compensation Expense - Schedule of Stock-Based Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Total stock-based compensation expense	$ 528,644	$ 1,074,957
Share-Based Payment Arrangement, Option [Member]
Total stock-based compensation expense	474,477	855,124
Share-Based Payment Arrangement, Option [Member] | Research and Development Expense [Member]
Total stock-based compensation expense	222,202	291,094
Share-Based Payment Arrangement, Option [Member] | General and Administrative Expense [Member]
Total stock-based compensation expense	252,275	564,030
Restricted Stock [Member] | General and Administrative Expense [Member]
Total stock-based compensation expense	$ 54,167	$ 219,833